Other Operating Expenses - Summary of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Sales and marketing expense	$ 2,840	$ 1,387	$ 764
Legal, audit, accounting and other services	2,073	2,332	2,906
IT expenses	1,894	2,047	1,621
Travel expense	230	132	125
Other operating expenses	1,364	1,449	520
Total other operating expenses	$ 8,402	$ 7,347	$ 5,936